Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 3,458	$ 5,213
Impairment of other real estate owned	1,233	1,771
Goodwill	1,786	2,134
Available-for-sale securities	0	914
Deferred taxes on pension	0	0
Nonaccrual loan interest	1,069	1,015
Core deposit intangible	689	822
Pension	985	896
Deferred taxes on pension	998	0
Deferred compensation	130	44
Other	250	322
Total deferred tax assets	10,598	13,131
Deferred tax liabilities:
Available-for-sale securities	131	0
Premises and equipment	1,160	988
Mortgage servicing rights	1,022	1,114
Deferred taxes on pension	0	328
Assets held for sale	114	112
FHLB stock dividend	0	100
Other	53	72
Total deferred tax liabilities	2,480	2,714
Net deferred tax assets	$ 8,118	$ 10,417